Short Term Note Payable	6 Months Ended
Jun. 30, 2018
Short Term Note Payable
Short Term Note Payable	On June 26 and June 29, 2018, the Company entered into a short term note payable with two individuals in the principal amount of $42,500 each with an interest rate of 5% per annum. The principal and accrued interest should be due and payable six months from the date of issuance. Interest expense on note payable, product totaled $41 and $0 for the three and six months ended June 30, 2018 and 2017, respectively.